Stockholder's Equity Stockholders' Equity - Summary of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								11 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 13, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
NetIncomeLossAvailabletoTrustNetofDistributions										$ (37,607)	$ (35,780)	$ 17,814
Less: Effect of contribution based profit—Holding Event										5,893	10,072	2,862
Income (loss) from Holdings attributable to common shares										(43,500)	(45,852)	14,952
Income from discontinued operations attributable to Holdings	$ 898	$ 6,423	$ 7,630	$ 878	$ 9,881	$ 4,948	$ 3,171	$ 1,162		18,392	22,126	13,092
Income from discontinued operations of Holdings attributable to common shares										$ 18,392	$ 19,472	$ 13,092
Basic and diluted weighted average shares outstanding (in shares)									54,300	59,900	59,900	54,591
Income from operations—Basic and fully diluted (in dollars per share)	$ (0.28)	$ (0.18)	$ (0.24)	$ (0.11)	$ 0.38	$ 0.02	$ (0.59)	$ (0.63)		$ (0.73)	$ (0.77)	$ 0.27
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	$ 0.03	$ 0.11	$ 0.14	$ 0.02	$ 0.15	$ 0.08	$ 0.06	$ 0.03		0.31	0.33	0.24
Earnings per share, diluted										$ (0.42)	$ (0.44)	$ 0.51
Discontinued Operations, Disposed of by Sale
Class of Stock [Line Items]
Less: Effect of contribution based profit—Holding Event											$ 2,654	$ 0